PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Others	Total
Cost:
At January 1, 2024	30,095	27,364	2,058	48,738	15,286	117,808	11,580	252,929
Additions	48,159	897	-	154	12,749	16	192	62,167
Acquired through the Norway Acquisition (Note 6(b))	-	99	1,091	34	18	-	81	1,323
Construction in progress transferred in	(2,172)	233	-	948	1	773	217	-
Disposals	-	-	-	(9)	(150)	-	(626)	(785)
Exchange adjustments	-	-	7	1	-	-	1	9
At June 30, 2024	76,082	28,593	3,156	49,866	27,904	118,597	11,445	315,643
Accumulated depreciation:
At January 1, 2024	-	(4,631)	-	(13,462)	(4,449)	(70,978)	(4,549)	(98,069)
Charge for the period	-	(713)	-	(3,417)	(2,227)	(13,390)	(1,645)	(21,392)
Disposals	-	-	-	5	122	-	440	567
At June 30, 2024	-	(5,344)	-	(16,874)	(6,554)	(84,368)	(5,754)	(118,894)
Net book value:
At June 30, 2024	76,082	23,249	3,156	32,992	21,350	34,229	5,691	196,749
Cost:
At January 1, 2023	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Additions	19,390	-	-	823	155	758	30	21,156
Construction in progress transferred in	(5,548)	-	-	-	-	5,548	-	-
Disposals	-	-	-	(69)	(15)	-	-	(84)
At June 30, 2023	30,354	23,449	484	33,626	10,764	110,823	8,458	217,958
Accumulated depreciation:
At January 1, 2023	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Charge for the period	-	(568)	-	(3,169)	(954)	(14,696)	(989)	(20,376)
Disposals	-	-	-	3	1	-	-	4
At June 30, 2023	-	(4,093)	-	(9,969)	(3,426)	(57,699)	(3,435)	(78,622)
Net book value:
At June 30, 2023	30,354	19,356	484	23,657	7,338	53,124	5,023	139,336